Related Party Transactions - Additional Information (Details)	Nov. 30, 2020	Nov. 30, 2019
MiTAC Holdings | Chairman Emeritus, Board of Directors
Related Party Transaction [Line Items]
Ownership percentage of company's common stock	18.00%	18.00%